KEY MANAGEMENT PERSONNEL COMPENSATION - Summary of compensation of directors and other members (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
KEY MANAGEMENT PERSONNEL COMPENSATION
Salaries, social security and other benefits	$ 1,072,934	$ 1,356,493
Share-based incentives	0	480,450
Total	$ 1,072,934	$ 1,836,943